Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	€ 9,099
Purchase and other contractual obligations	11,373
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,739
Purchase and other contractual obligations	5,326
1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	2,723
Purchase and other contractual obligations	2,957
3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,912
Purchase and other contractual obligations	1,421
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	2,725
Purchase and other contractual obligations	1,669
Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations, at present value	7,344
Others
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	430
Operating lease obligations, at present value	403
Others | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	86
Others | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	144
Others | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	89
Others | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	111
Telefónica Brazil | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	3,451
Operating lease obligations, at present value	2,239
Telefónica Brazil | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	514
Telefónica Brazil | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,001
Telefónica Brazil | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	718
Telefónica Brazil | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,218
Telefónica Germany | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	2,340
Operating lease obligations, at present value	2,258
Telefónica Germany | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	520
Telefónica Germany | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	660
Telefónica Germany | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	453
Telefónica Germany | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	707
Telefónica Hispanoamérica | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,793
Operating lease obligations, at present value	1,408
Telefónica Hispanoamérica | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	376
Telefónica Hispanoamérica | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	582
Telefónica Hispanoamérica | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	409
Telefónica Hispanoamérica | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	426
Telefónica Spain | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	621
Operating lease obligations, at present value	604
Telefónica Spain | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	104
Telefónica Spain | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	201
Telefónica Spain | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	164
Telefónica Spain | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	152
Telefónica United Kingdom | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	464
Operating lease obligations, at present value	432
Telefónica United Kingdom | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	139
Telefónica United Kingdom | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	135
Telefónica United Kingdom | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	79
Telefónica United Kingdom | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	€ 111